Share Options - Company Share Option Plan (Details)	12 Months Ended
	Jun. 30, 2018 GBP (£) shares year	Jun. 30, 2017 shares year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Company Share Option Plan (CSOP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Expiration period	10 years
Number of share options granted (in shares)	0
Number of share options exercised (in shares)	0
Number of share options expired (in shares)	0
Number of share options forfeited (in shares)	0	51,435
Number of share options outstanding (in shares)	125,545	125,545
Weighted average exercise price of share options (in gbp per share) | £	£ 0.82
Number of share options exercisable (in shares)	0
Weighted average remaining contractual life | year	6	7